Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Current liabilities	(360,436)	(565,357)
Non-current liabilities	(819,324)	(573,717)
Shareholders' equity, net	2,799,857	2,968,200	$ 3,029,565	$ 3,063,627
Group's interest	1,488,775	1,488,247	$ 1,473,382
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Current assets	205,893	145,692
Non-current assets	213,073	234,223
Current liabilities	(45,589)	(34,028)
Non-current liabilities	(104,873)	(91,069)
Shareholders' equity, net	268,504	254,818
Adjustments to conform to the accounting policies of the Group	(7,037)	(9,330)
Shareholders' equity, adjusted	261,467	245,488
Group's interest	104,833	$ 98,426
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Current assets	14,075
Non-current assets	50,464
Current liabilities	876
Shareholders' equity, net	63,663
Adjustments to conform to the accounting policies of the Group	2,982
Shareholders' equity, adjusted	$ 66,645